Investor A C And Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Advantage Emerging Markets Fund - Investor C Shares	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 195
Expense Example, No Redemption, 3 Years	852
Expense Example, No Redemption, 5 Years	1,535
Expense Example, No Redemption, 10 Years	$ 3,187